Note 10 - Financial Instruments (Details) - Quantitative Information about Level 3 Fair Value Measurements - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Other investment	$ 6,749,050	$ 6,183,800
Fair Value, Inputs, Level 3 [Member] | Discounted Cash Flow [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Other investment	$ 6,749,050	$ 6,183,800
Other investment	19%	19%